Note 35 - Closure of facilities at JFE's Keihin steel complex (Details)	12 Months Ended
Dec. 31, 2020
JFE [member] | NKKTUBES [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Proportion of ownership interest in subsidiary	49.00%